Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Amounts and Percentages of Total Revenue [Line Items]
Total revenues amount	¥ 17,729	$ 2,475	¥ 13,190	¥ 44,290	$ 6,068	¥ 19,764	¥ 7,796	¥ 8,010
Total revenues percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenue [Line Items]
Total revenues amount	¥ 2,812	$ 393	¥ 75	¥ 63	$ 9	¥ 1,513	¥ 4,428
Total revenues percentage	15.90%	15.90%	0.60%	0.10%	0.10%	7.70%	56.80%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenue [Line Items]
Total revenues amount	¥ 13,899	$ 1,940	¥ 12,389	¥ 41,819	$ 5,729	¥ 17,062	¥ 3,061	¥ 6,616
Total revenues percentage	78.40%	78.40%	93.90%	94.50%	94.50%	86.30%	39.30%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenue [Line Items]
Total revenues amount				¥ 1,177	$ 161	¥ 1,189	¥ 307
Total revenues percentage				2.70%	2.70%	6.00%	3.90%
Two-wheeled vehicle battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenue [Line Items]
Total revenues amount				¥ 1,231	$ 169
Total revenues percentage				2.70%	2.70%